Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Lease liabilities, opening balance	kr 153	kr 19
Interest expense accrued	1	1
Payments of lease liability	(23)	(24)	kr (27)
Additions	16	157
Lease liabilities, closing balance	kr 147	kr 153	kr 19